Additional Information: Company Balance Sheets (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2021
Additional Information: Company Balance Sheets (Parent Company Only)
Statement of condensed balance sheet

		December 31,
	Note	2021	2020

		(in US$’000)
Assets
Current assets
Cash and cash equivalents		979	21
Short-term investments		55,128	—
Other receivables, prepayments and deposits		934	1,120
Total current assets		57,041	1,141
Investments in subsidiaries		972,831	506,150
Deferred issuance costs		—	1,171
Total assets		1,029,872	508,462
Liabilities and shareholders’ equity
Current liabilities
Other payables, accruals and advance receipts		42,952	24,253
Income tax payable		16	93
Total current liabilities		42,968	24,346
Other non-current liabilities		11	—
Total liabilities		42,979	24,346
Commitments and contingencies	16

Company’s shareholders’ equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 864,530,850 and 727,722,215 shares issued at December 31, 2021 and 2020 respectively	17	86,453	72,772
Additional paid-in capital		1,505,196	822,458
Accumulated losses		(610,328)	(415,591)
Accumulated other comprehensive income		5,572	4,477
Total Company’s shareholders’ equity		986,893	484,116
Total liabilities and shareholders’ equity		1,029,872	508,462